Summary of Selected Significant Accounting Polices (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Tax expense on income before income taxes	$ 4,264	$ 248	$ (2,002)	$ 733	$ 609
Stock Options [Member]
Class of Stock [Line Items]
Potentially dilutive securities	2,011,500
Warrant [Member]
Class of Stock [Line Items]
Potentially dilutive securities	7,359,018
Restricted Stock [Member]
Class of Stock [Line Items]
Potentially dilutive securities	295,000